Retirement Plans (Tables)	12 Months Ended	6 Months Ended
	Sep. 27, 2013	Mar. 28, 2014 Pension Benefits
Schedule of Net Periodic Benefit Cost

The net periodic benefit cost (credit) for the Company’s pension and postretirement benefit plans was as follows:

	Pension Benefits			Postretirement Benefits
	Fiscal Year			Fiscal Year
	2013	2012	2011	2013	2012	2011
Service cost	$5.0	$5.0	$6.2	$0.1	$0.1	$0.2
Interest cost	18.2	21.2	23.5	2.4	3.1	3.8
Expected return on plan assets	(29.6)	(24.5)	(25.3)	—	—	—
Amortization of net actuarial loss	12.3	11.7	11.8	0.3	0.2	0.5
Amortization of prior service cost	0.6	0.7	0.8	(9.1)	(9.2)	(9.0)
Plan settlements loss	6.8	(0.2)	11.1	—	—	—
Curtailments	—	—	1.9	—	—	(4.6)
Special termination benefits	—	—	0.1	—	—	—

Net periodic benefit cost (credit)	$13.3	$13.9	$30.1	$(6.3)	$(5.8)	$(9.1)

The net periodic benefit cost for the Company’s defined benefit pension plans was as follows:

	Three Months Ended		Six Months Ended
	March 28, 2014	March 29, 2013	March 28, 2014	March 29, 2013
Service cost	$1.2	$1.2	$2.5	$2.4
Interest cost	5.0	4.5	9.9	9.1
Expected return on plan assets	(6.1)	(7.3)	(12.2)	(14.7)
Amortization of net actuarial loss	2.1	3.0	4.2	6.0
Amortization of prior service (credit) cost	(0.2)	0.2	(0.3)	0.3
Plan settlements	0.3	—	0.3	—

Net periodic benefit cost	$2.3	$1.6	$4.4	$3.1

Schedule of Changes in Benefit Obligations, Plan Assets, and Funded Status of Plans

The following table represents the changes in benefit obligations, plan assets and the net amounts recognized on the consolidated and combined balance sheets for pension and postretirement benefit plans at the end of fiscal 2013 and 2012:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Change in benefit obligation:
Projected benefit obligations at beginning of year	$533.2	$491.1	$80.3	$80.1
Service cost	5.0	5.0	0.1	0.1
Interest cost	18.2	21.2	2.4	3.1
Employee contributions	0.3	0.3	—	—
Actuarial (gain) loss	(24.0)	53.3	(9.3)	2.8
Benefits and administrative expenses paid	(21.9)	(32.3)	(3.8)	(5.8)
Plan amendments	(9.0)	—	(16.5)	—
Plan settlements	(24.2)	(0.3)	—	—
Plan combinations	18.4	—	—	—
Curtailments	—	—	—	—
Currency translation	5.7	(5.1)	—	—

Projected benefit obligations at end of year	$501.7	$533.2	$53.2	$80.3

Change in plan assets:
Fair value of plan assets at beginning of year	$432.0	$383.6	$—	$—
Actual return on plan assets	17.3	63.0	—	—
Employer contributions	44.4	23.4	3.8	5.8
Employee contributions	0.3	0.3	—	—
Benefits and administrative expenses paid	(21.9)	(32.3)	(3.8)	(5.8)
Plan settlements	(24.2)	(0.3)	—	—
Plan combinations	2.3	—	—	—
Currency translation	5.8	(5.7)	—	—

Fair value of plan assets at end of year	$456.0	$432.0	$—	$—

Funded status at end of year	$(45.7)	$(101.2)	$(53.2)	$(80.3)

Schedule of Amounts Recognized in Balance Sheet

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Amounts recognized on the consolidated and combined balance sheet:
Non-current assets	$17.1	$17.7	$—	$—
Current liabilities	(3.1)	(2.2)	(4.9)	(7.4)
Non-current liabilities	(59.7)	(116.7)	(48.3)	(72.9)

Net amount recognized on the consolidated and combined balance sheet	$(45.7)	$(101.2)	$(53.2)	$(80.3)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss	$(102.9)	$(127.5)	$(2.4)	$(12.1)
Prior service credit (cost)	7.9	(1.8)	28.2	20.8

Net amount recognized in accumulated other comprehensive income	$(95.0)	$(129.3)	$25.8	$8.7

Schedule of Amounts to be Amortized from Accumulated Other Comprehensive Income

The estimated amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost (credit) in fiscal 2014 are as follows:

	Pension Benefits	Postretirement Benefits
Amortization of net actuarial loss	$(8.3)	$—
Amortization of prior service cost	0.6	9.3

Schedule of Plans with Accumulated Benefit Obligations in Excess of Plan Assets

Additional information related to pension plans is as follows:

	2013	2012
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$377.6	$414.3
Fair value of plan assets	316.2	295.4

Schedule of Actuarial Assumptions

Weighted-average assumptions used each fiscal year to determine net periodic benefit cost for the Company’s pension plans are as follows:

	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Discount rate	3.5%	4.4%	4.9%	4.0%	5.2%	4.7%
Expected return on plan assets	7.9%	7.5%	7.6%	3.5%	4.0%	4.0%
Rate of compensation increase	—	2.8%	2.8%	3.7%	3.7%	3.7%

Weighted-average assumptions used each fiscal year to determine benefits obligations for the Company’s pension plans are as follows:

	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Discount rate	4.3%	3.5%	4.4%	3.7%	4.0%	5.2%
Rate of compensation increase	—	—	2.8%	3.5%	3.7%	3.7%

The weighted-average discount rate used to determine net periodic benefit cost and obligations for the Company’s postretirement benefit plans are as follows:

	2013	2012	2011
Net periodic benefit cost	3.2%	4.1%	4.6%
Benefit obligations	4.0%	3.2%	4.1%

Schedule of Healthcare Cost Trend Rates

Healthcare cost trend assumptions for postretirement benefit plans are as follows:

	2013	2012
Healthcare cost trend rate assumed for next fiscal year	7.3%	7.5%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Fiscal year the ultimate trend rate is achieved	2029	2029

Schedule of Effect of One-Percentage-Point Change in Assumed Healthcare Cost Trend Rates

A one-percentage-point change in assumed healthcare cost trend rates would have the following effects:

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total of service and interest cost	$0.1	$(0.1)
Effect on postretirement benefit obligation	0.4	(0.3)

Schedule of Weighted Average Allocation of Plan Assets

Pension plans have the following weighted-average asset allocations at the end of each fiscal year:

	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Equity securities	42%	58%	7%	8%
Debt securities	56	40	3	2
Cash and cash equivalents	1	1	—	—
Real estate and other	1	1	90	90

Total	100%	100%	100%	100%

Schedule of Fair Value of Plan Assets

The following tables provide a summary of plan assets held by the Company’s pension plans that are measured at fair value on a recurring basis at the end of fiscal 2013 and 2012:

		Basis of Fair Value Measurement
	Fiscal 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities:
U.S. small mid cap	$19.3	$19.3	$—	$—
U.S. large cap	76.9	76.9	—	—
International	52.2	43.9	8.3	—
Debt securities:
Diversified fixed income funds (1)	170.0	166.7	3.3	—
High yield bonds	11.7	11.7	—	—
Emerging market funds	7.9	7.9	—	—
Diversified/commingled funds	—	—	—	—
Insurance contracts	112.0	—	—	112.0
Other	6.0	3.1	2.9	—

Total	$456.0	$329.5	$14.5	$112.0

		Basis of Fair Value Measurement
	Fiscal 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities:
U.S. small mid cap	$24.0	$24.0	$—	$—
U.S. large cap	101.2	101.2	—	—
International	66.8	57.2	9.6	—
Debt securities:
Diversified fixed income funds (1)	97.4	97.4	—	—
High yield bonds	15.9	15.9	—	—
Emerging market funds	12.0	12.0	—	—
Diversified/commingled funds	2.2	—	2.2	—
Insurance contracts	105.1	—	—	105.1
Other	7.4	3.8	3.6	—

Total	$432.0	$311.5	$15.4	$105.1

(1)	Diversified fixed income funds consist of U.S. Treasury bonds, mortgage-backed securities, corporate bonds, asset-backed securities and U.S. agency bonds.

Schedule of Changes in Fair Value of Plan Assets

The following table provides a summary of the changes in the fair value measurements that used significant unobservable inputs (level 3) for fiscal 2013 and 2012:

Insurance Contracts
Balance at September 30, 2011	$97.8
Net unrealized gains	15.1
Net purchases, sales and issuances	(2.9)
Currency translation	(4.9)

Balance at September 28, 2012	105.1
Net unrealized gains	3.3
Net purchases, sales and issuances	(1.8)
Currency translation	5.4

Balance at September 27, 2013	$112.0

Schedule of Expected Benefit Payments

Benefit payments expected to be paid, reflecting future expected service as appropriate, are as follows:

	Pension Benefits	Postretirement Benefits
Fiscal 2014	$40.6	$4.9
Fiscal 2015	35.1	5.2
Fiscal 2016	34.0	4.9
Fiscal 2017	33.5	4.5
Fiscal 2018	33.0	4.2
Fiscal 2019-2023	152.9	17.4